Premises and Equipment, Net - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) property	Dec. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization	$ 1,942	$ 2,141	$ 8,543	$ 9,040	$ 9,130
Premises and equipment original cost			$ 800	1,400	1,900
Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property, at carrying value				19,100	1,000
Gains on sales of property				$ 11,300	$ 2,000
Disposed of by Sale | New York
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties disposed | property				1
Disposed of by Sale | Florida
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties disposed | property				1